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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Linda J. Hoard

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 12.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	2.375%	04/30/20	$370,000	$367,789
U.S. Treasury Bonds	6.250%	08/15/23	750,000	861,182
U.S. Treasury Bonds	2.375%	08/15/24	1,000,000	972,422
U.S. Treasury Notes	2.250%	11/15/24	500,000	482,012
U.S. Treasury Bonds	2.875%	07/31/25	823,000	820,621
U.S. Treasury Notes	3.000%	10/31/25	625,000	628,052
U.S. Treasury Notes	2.250%	11/15/25	550,000	526,324
U.S. Treasury Notes	1.625%	02/15/26	650,000	594,724
U.S. Treasury Notes	2.875%	05/15/28	605,000	598,123
U.S. Treasury Bonds	5.250%	11/15/28	525,000	624,770
U.S. Treasury Bonds	5.250%	02/15/29	750,000	894,873
Total U.S. Treasury Obligations (Cost $7,513,031)				$7,370,892

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 2.0%
Federal Home Loan Bank	2.625%	03/11/22	$300,000	$297,233
Federal Home Loan Bank	2.125%	03/10/23	350,000	337,480
Federal Home Loan Bank	3.250%	03/08/24	535,000	540,063
				1,174,776
Tennessee Valley Authority - 1.2%
Tennessee Valley Authority	7.125%	05/01/30	500,000	672,276

Total U.S. Government Agency Obligations (Cost $1,896,431)				$1,847,052

MORTGAGE-BACKED SECURITIES - 42.0%	Coupon	Maturity	Par Value	Value
Commercial - 29.1%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/25/33	$220,892	$222,122
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	3.868%	02/25/34	182,103	184,280
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.311%	03/20/35	55,474	55,794
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	3.960%	01/25/34	390,217	391,250
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	2.995%	11/25/34	41,224	40,920

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 42.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 29.1% (Continued)
Centex Home Equity Loan Trust, Series 2004-D-AF6	5.170%	09/25/34	$5,404	$5,451
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (H15T1Y + 2.10) (a)	4.225%	05/25/34	402,729	411,560
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	306,426	304,425
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	3.515%	11/25/34	334,849	340,240
Countrywide Asset-Backed Certificates, Series 2005-1-AF5A	5.497%	07/25/35	240,531	246,213
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	4.428%	12/19/33	110,642	112,345
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	4.803%	11/25/32	61,132	61,174
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	49,749	50,188
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	34,851	34,713
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	3.215%	11/25/34	220,234	220,477
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	2.975%	12/25/34	100,478	100,329
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	4.083%	05/19/33	123,676	124,309
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	2.863%	06/19/34	167,370	160,624
Impac CMB Trust, Series 2004-10-4A2 (1MO LIBOR + 94) (a)	3.255%	03/25/35	161,918	156,572
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	2.915%	05/25/35	450,111	442,225
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	2.815%	05/25/37	720,581	713,393
Impac CMB Trust, 144A, Series 2007-A-M1 (a)	3.115%	05/25/37	716,725	704,790

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 42.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 29.1% (Continued)
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.852%	08/25/33	$67,736	$68,634
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (a)	2.665%	05/25/36	710,916	697,269
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.835%	01/25/36	278,275	273,925
JPMorgan Mortgage Trust, Series 2003-A1 (a)	4.097%	10/25/33	228,689	230,710
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	4.096%	02/25/34	246,013	243,700
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	4.085%	06/25/34	226,272	226,710
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	4.384%	12/25/34	86,911	89,217
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.406%	07/25/43	230,474	223,766
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (a)	3.500%	05/25/47	467,808	450,685
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (6MO LIBOR + 200) (a)	4.292%	06/26/45	75,215	74,984
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (a)	2.875%	10/25/34	541,147	525,336
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	4.231%	09/25/33	251,878	248,726
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	181,421	182,412
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	4.074%	05/25/34	252,759	248,673
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	4.683%	12/25/34	546,119	557,612
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	122,268	121,234
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	4.705%	08/25/35	261,566	265,630
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	425,290	426,132
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	215,501	221,013

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 42.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 29.1% (Continued)
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	$480,648	$471,049
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (a)	2.920%	01/20/34	242,100	237,498
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (a)	2.861%	07/20/34	308,805	304,701
Sequoia Mortgage Trust, Series 2012-3-A2 (a)	3.000%	07/25/42	154,115	147,380
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	120,425	113,910
Sequoia Mortgage Trust, Series 2013-6-A2	3.000%	05/25/43	918,299	864,134
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	4.225%	02/25/34	260,599	260,684
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	3.275%	08/25/33	147,645	147,965
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (1MO LIBOR + 70) (a)	3.003%	02/19/35	462,359	452,648
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (1MO LIBOR + 70) (a)	2.982%	01/19/34	66,304	64,468
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (a)	2.982%	12/19/34	298,107	302,604
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	4.309%	01/25/32	65,654	71,161
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	4.309%	01/26/32	55,535	55,787
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	4.197%	03/25/33	223,965	222,842
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	97,322	99,761
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.136%	08/25/33	131,037	134,208
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.234%	08/25/33	498,190	505,548

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 42.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 29.1% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.265%	02/27/34	$179,806	$176,295
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1MO LIBOR + 78) (a)	3.095%	10/25/45	455,169	473,525
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	644,552	661,834
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	4.466%	06/25/33	5,680	5,738
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	4.589%	10/25/33	248,993	252,309
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	4.687%	11/25/33	209,774	213,671
				16,699,482
Federal Home Loan Mortgage Corporation - 8.7%
FHLMC, Series 2999-ND	4.500%	07/15/20	10,290	10,377
FHLMC, Series 2515-UP	5.500%	10/15/22	52,585	54,455
FHLMC, Series 3827-HA	3.500%	11/15/25	202,864	203,675
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	482,117
FHLMC, Series 2569-LD	5.500%	02/15/33	96,556	104,783
FHLMC, Series 3793-UA	4.000%	06/15/33	86,004	87,174
FHLMC, Series 3017-MK	5.000%	12/15/34	641	641
FHLMC, Pool #FG C91859	3.500%	12/01/35	1,211,055	1,207,585
FHLMC, Series 4011-NP	3.000%	07/15/39	15,705	15,680
FHLMC, Series 3919-BG	3.000%	08/15/39	384,596	381,597
FHLMC, Series 3622-WA	5.500%	09/15/39	576,679	618,764
FHLMC, Series 3610-CA	4.500%	12/15/39	382,392	400,398
FHLMC, Series 3843-JA	4.000%	04/15/40	78,222	79,545
FHLMC, Series 4017-MA	3.000%	03/15/41	74,264	72,421
FHLMC, Series 4077-AP	4.000%	01/15/42	168,356	169,367
FHLMC, Series 4673-KA	3.500%	08/15/42	376,626	377,044
FHLMC, Series 4183-PA	3.500%	01/15/43	195,234	196,025
FHLMC, Series 4769-L	4.000%	06/15/44	489,563	498,066
				4,959,714
Federal National Mortgage Association - 2.8%
FNMA, Series 2003-83-PG	5.000%	06/25/23	437	437
FNMA, Series 2015-M11-A1	2.097%	04/25/25	45,435	45,222
FNMA, Series 2005-80-BA	5.000%	04/25/29	64,659	66,744
FNMA, Series 2009-96-DB	4.000%	11/25/29	293,467	301,781
FNMA, Pool #MA1201	3.500%	10/01/32	287,680	289,689
FNMA, Pool #MA0584	4.500%	10/01/40	48,953	49,741

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 42.0% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 2.8% (Continued)
FNMA, Series 2014-80-KA	2.000%	03/25/44	$148,840	$135,220
FNMA, Series 2016-38	3.000%	01/25/46	444,709	433,765
FNMA, Series 2016-89-CG	3.000%	04/25/46	312,365	306,251
				1,628,850
Government National Mortgage Association - 1.2%
GNMA, Series 2009-104-KA	4.500%	08/16/39	145,683	149,031
GNMA, Series 2011-138-PX	4.000%	06/20/41	42,913	43,278
GNMA, Series 2015-185-P	2.750%	11/20/42	520,820	506,184
				698,493
Small Business Administration - 0.2%
SBA, Series 2009-20A-1	5.720%	01/01/29	94,783	100,153

Total Mortgage-Backed Securities (Cost $24,099,474)				$24,086,692

MUNICIPAL BONDS - 1.4%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.500%	09/02/21	$175,000	$171,852
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	650,000	652,171
Total Municipal Bonds (Cost $825,517)				$824,023

ASSET-BACKED SECURITIES - 2.3%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 15-1A A2II	3.980%	02/20/45	$577,500	$579,619
Domino's Pizza Master Issuer, LLC, 144A, Series 2018-1A-A2I	4.116%	07/25/48	748,240	735,191
Total Asset-Backed Securities (Cost $1,341,509)				$1,314,810

CORPORATE BONDS - 35.6%	Coupon	Maturity	Par Value	Value
Communication Services - 5.0%
AT&T, Inc.	4.250%	03/01/27	$600,000	$578,345
CBS Corporation	7.875%	07/30/30	500,000	618,865
Charter Communications Operating, LLC	4.500%	02/01/24	455,000	451,708
Crown Castle International Corporation	4.000%	03/01/27	600,000	573,980
Sprint Spectrum Company, L.P., 144A	3.360%	03/20/23	618,750	611,789
				2,834,687

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 35.6% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.7%
Dollar Tree, Inc.	4.000%	05/15/25	$610,000	$578,751
eBay, Inc.	3.600%	06/05/27	550,000	506,623
International Game Technology	5.500%	06/15/20	87,000	87,652
QVC, Inc.	5.950%	03/15/43	435,000	391,842
				1,564,868
Energy - 1.9%
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	493,247
Magellan Midstream Partners, L.P.	5.000%	03/01/26	550,000	569,489
				1,062,736
Financials - 12.0%
Air Lease Corporation	4.250%	09/15/24	570,000	561,265
Ares Capital Corporation	3.500%	02/10/23	585,000	555,859
Aviation Capital Group, LLC, 144A	3.500%	11/01/27	630,000	561,233
Bank of America Corporation	4.250%	10/22/26	650,000	629,566
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	600,000	605,764
Fidelity National Information Services, Inc.	3.000%	08/15/26	600,000	545,143
Icahn Enterprises, L.P.	6.250%	02/01/22	300,000	304,875
International Lease Finance Corporation	5.875%	08/15/22	600,000	628,764
Morgan Stanley	4.000%	07/23/25	595,000	582,470
NewMark Group, Inc., 144A	6.125%	11/15/23	175,000	171,969
Prospect Capital Corporation	5.875%	03/15/23	550,000	554,005
Raymond James Financial, Inc.	3.625%	09/15/26	625,000	587,704
SVB Financial Group	3.500%	01/29/25	625,000	597,912
				6,886,529
Health Care - 3.1%
Celgene Corporation	3.900%	02/20/28	600,000	560,388
CVS Health Corporation	3.700%	03/09/23	220,000	216,593
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.750%	10/15/24	550,000	557,486
HCA Healthcare, Inc.	5.250%	06/15/26	450,000	453,375
				1,787,842
Industrials - 4.3%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	582,000	592,913
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	438,288	443,766
Roper Technologies, Inc.	3.650%	09/15/23	600,000	590,976
United Airlines, Series 2016-1B	3.650%	07/07/27	607,807	590,561

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 35.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 4.3% (Continued)
US Airways, Inc. Pass-Through Certificates, Series 2012-2A	4.625%	12/03/26	$229,692	$235,523
				2,453,739
Information Technology - 2.1%
Autodesk, Inc.	4.375%	06/15/25	600,000	593,673
CA, Inc.	4.500%	08/15/23	600,000	605,917
				1,199,590
Materials - 2.4%
Martin Marietta Materials, Inc.	3.500%	12/15/27	600,000	544,062
Olin Corporation	5.500%	08/15/22	325,000	327,438
Packaging Corporation of America	3.400%	12/15/27	550,000	503,012
				1,374,512
Real Estate - 1.0%
American Campus Communities, Inc.	4.125%	07/01/24	600,000	595,528

Utilities - 1.1%
Oncor Electric Delivery Company, LLC	7.000%	09/01/22	550,000	621,795

Total Corporate Bonds (Cost $21,173,501)				$20,381,826

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.13% (b) (Cost $1,303,284)	1,303,284	$1,303,284

Total Investments at Value - 99.7% (Cost $58,152,747)		$57,128,579

Other Assets in Excess of Liabilities - 0.3%		154,680

Net Assets - 100.0%		$57,283,259

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $7,859,302 as of November 30, 2018, representing 13.7% of net assets (Note 6).
LIBOR -	London Interbank Offered Rate.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
COF 11 -	Cost of funds for the 11th District of San Francisco.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of November 30, 2018.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 6.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	3.625%	08/15/19	$1,850,000	$1,861,924
U.S. Treasury Notes	2.000%	01/31/20	1,245,000	1,234,058
U.S. Treasury Notes	2.375%	04/30/20	1,000,000	994,023
U.S. Treasury Bonds	1.500%	05/15/20	350,000	343,533
U.S. Treasury Notes	2.625%	08/15/20	2,218,000	2,210,549
U.S. Treasury Notes	3.625%	02/15/21	1,859,000	1,890,516
Total U.S. Treasury Obligations (Cost $8,546,473)				$8,534,603

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.2%
Federal Farm Credit Bank (Cost $299,731)	2.390%	12/05/19	$300,000	$298,807

MORTGAGE-BACKED SECURITIES - 45.1%	Coupon	Maturity	Par Value	Value
Commercial - 19.7%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	3.515%	10/25/34	$248,524	$252,192
ACE Securities Corporation, Series 2003-NC1-A2A (1MO LIBOR + 84) (a)	3.155%	07/25/33	234,621	225,998
Adjustable Rate Mortgage Trust, Series 2005-3 (1MO LIBOR + 32) (a)	2.601%	07/25/35	74,553	73,973
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (1MO LIBOR + 24) (a)	2.555%	07/25/35	59,283	58,924
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	34,937	35,965
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	140,687	141,482
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	3.095%	10/25/34	701,302	694,175
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.311%	03/20/35	232,562	233,902
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	2.995%	11/25/34	7,729	7,672

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 19.7% (Continued)
Centex Home Equity Loan Trust, Series 2004-D-AF6	5.170%	09/25/34	$2,432	$2,453
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 2.10) (a)	4.680%	09/25/35	340,324	344,269
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	565,710	562,016
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	3.515%	11/25/34	341,881	347,385
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	12/25/18	30,361	21,320
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	09/25/19	8,701	8,722
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	3.095%	11/25/34	411,884	411,801
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	68,827	67,678
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	3.891%	03/25/34	462,465	468,318
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	4.259%	09/25/34	511,842	509,889
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (1MO LIBOR + 27) (a)	2.585%	07/25/35	1,583	1,583
Credit Suisse Mortgage Trust, Series 2009-14R-2A1	5.000%	06/26/37	63,125	63,068
First Investors Auto Owner Trust, 144A, Series 2017-2A-B	2.650%	11/15/22	949,000	937,201
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	28,578	28,464
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	3.215%	11/25/34	103,943	104,058
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	4.334%	10/25/33	95,677	98,316
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1 (a)	5.500%	09/25/34	67,980	68,218
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (1MO LIBOR + 50) (a)	2.815%	06/25/35	127,913	122,236

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 19.7% (Continued)
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	2.975%	12/25/34	$219,225	$218,900
GSR Mortgage Loan Trust, Series 2004-6F-4A1	5.000%	03/25/19	1,094	1,092
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	474,621	483,140
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	4.156%	09/25/35	86,838	88,937
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	2.863%	06/19/34	95,640	91,785
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	2.915%	05/25/35	306,198	300,834
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	2.815%	05/25/37	332,587	329,269
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.835%	01/25/36	478,733	471,249
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	4.117%	10/25/33	171,732	170,239
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.500%	05/25/47	800,746	785,106
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (6MO LIBOR + 200) (a)	4.292%	06/26/45	125,358	124,974
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	4.462%	04/21/34	330,423	338,454
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	4.195%	07/25/34	341,759	343,995
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.269%	09/25/32	761,029	812,596
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	616,128	635,126
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	549,850	562,840
MASTR Asset Securitization Trust, Series 2004-8-3A1 (a)	5.250%	08/25/19	60,503	60,604
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	130,708	131,074

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 19.7% (Continued)
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	$761,367	$760,847
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (1MO LIBOR + 68) (a)	2.961%	04/25/28	95,682	91,860
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	3.215%	04/25/34	39,774	39,459
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	794,740	788,021
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	4.705%	08/25/35	572,829	581,729
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	792,914	794,483
Oaks Mortgage Trust, Series 2015-1-A9	3.000%	04/25/46	451,807	447,993
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	961,296	942,099
Provident Funding Mortgage Loan Trust, Series 2003-1-A (1YCMT + 275) (a)	4.334%	08/25/33	367,449	370,076
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	3.851%	05/25/35	164,450	161,130
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	8,071	8,223
Santander Drive Auto Receivables Trust, Series 2016-3	2.460%	03/15/22	1,029,000	1,020,017
Sequoia Mortgage Trust, Series 2012-1-2A1	3.474%	01/25/42	387,050	380,674
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	112,023	105,963
Sequoia Mortgage Trust, 144A, Series 2014-4	3.000%	11/25/44	1,513,734	1,475,456
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	3.615%	11/25/33	756,567	775,777
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	4.328%	09/25/34	142,772	141,869
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	3.275%	08/25/33	221,468	221,948

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 19.7% (Continued)
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (1MO LIBOR + 70) (a)	3.015%	08/25/33	$79,974	$80,051
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (1MO LIBOR + 60) (a)	2.902%	07/19/34	862,250	846,004
Structured Asset Securities Corporation, Series 2003-34A-3A4 (1MO LIBOR + 36) (a)	4.254%	11/25/33	269,842	269,665
Structured Asset Securities Corporation, Series 2004-GEL3-A (1MO LIBOR + 96) (a)	3.275%	08/25/34	115,408	114,657
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	02/15/35	342,431	345,647
Verizon Owner Trust, Series 2018-A1A (a)	3.230%	04/20/23	840,000	840,108
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.136%	08/25/33	156,200	159,979
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.234%	08/25/33	219,054	222,289
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.265%	02/27/34	51,373	50,370
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1 (a)	4.750%	04/25/20	29,973	30,136
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	4.687%	11/25/33	314,661	320,506
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	4.048%	01/25/34	243,416	250,610
Wells Fargo Mortgage-Backed Securities, Series 2005-AR9-3A1 (a)	4.231%	06/25/34	1,504,253	1,549,976
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	4.487%	07/25/34	40,052	41,095
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	4.487%	07/25/34	965,198	990,330
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	4.315%	06/25/35	274,151	281,473
Wells Fargo Mortgage-Backed Securities, Series 2006-AR8-1A3 (a)	4.459%	04/25/36	127,137	126,917
World Financial Network Master Note Trust, Series 2017-C-A	2.310%	08/15/24	610,000	598,774
				28,067,703

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.3%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$1,159,073	$1,183,918
FHLMC, Series 3970-HA	3.000%	02/15/26	274,663	273,882
FHLMC, Series 3810 NB	4.000%	12/15/28	625,000	630,247
FHLMC, Series 2580-PY	4.000%	03/15/33	196,716	195,401
FHLMC, Series 4529-HA	3.000%	07/15/36	301,940	298,550
FHLMC, Series 3837-JA	4.000%	05/15/38	2,294	2,307
FHLMC, Series 3835-BA	4.000%	08/15/38	165,724	167,138
FHLMC, Series 3687-CB	2.500%	11/15/38	500,849	493,142
FHLMC, Series 4103-BG	2.500%	12/15/38	453,359	449,194
FHLMC, Series 4348-ME	2.500%	06/15/39	387,732	379,450
FHLMC, Series 3597-LH	4.500%	07/15/39	639,590	660,826
FHLMC, Series 3919-BG	3.000%	08/15/39	1,053,632	1,045,417
FHLMC, Series 4219-JA	3.500%	08/15/39	213,892	215,141
FHLMC, Series 4026-HA	3.500%	12/15/39	509,173	511,134
FHLMC, Series 4800-KE	3.500%	12/15/40	1,842,563	1,847,545
FHLMC, Series 4288-JA	2.500%	03/15/41	999,743	984,000
FHLMC, Series 4532-YA	3.500%	10/15/41	460,514	463,339
FHLMC, Series 4417-HD	2.250%	11/15/41	519,093	500,030
FHLMC, Series 4312-GA	2.500%	12/15/41	336,358	327,656
FHLMC, Series 4361-WA	3.500%	05/15/44	1,116,096	1,118,849
				11,747,166
Federal National Mortgage Association - 12.3%
FNMA, Series 2011-102-VA	3.500%	01/25/23	449,143	449,213
FNMA, Series 2012-3-VA	4.000%	04/25/23	1,143,430	1,155,497
FNMA, Series 2003-48-TC	5.000%	06/25/23	87,797	90,719
FNMA, Series 2010-112-CY	4.000%	10/25/25	567,115	574,150
FNMA, Series 2012-111-VA	3.500%	10/25/25	1,603,280	1,614,722
FNMA, Pool #AL0300	4.500%	06/01/26	427,705	438,777
FNMA, Pool #AL4309	4.000%	10/01/28	768,952	785,256
FNMA, Series 2005-80-BA	5.000%	04/25/29	226,305	233,603
FNMA, Series 2004-9-DH	4.000%	06/25/33	12,497	12,486
FNMA, Series 2005-109PC	6.000%	12/25/35	201,363	214,281
FNMA, Series 2013-53-CL	3.000%	06/25/37	321,307	319,224
FNMA, Series 2013-62-QA	3.000%	06/25/37	2,554,901	2,541,821
FNMA, Series 2008-17-PA	4.500%	10/25/37	510,883	525,293
FNMA, Series 2014-91-PB	3.000%	02/25/38	550,217	548,442
FNMA, Series 2008-49-PA	5.000%	04/25/38	268,294	279,300
FNMA, Series 2010-152-DA	3.000%	05/25/39	923,435	915,866
FNMA, Series 2011-15-W (a)	3.536%	06/25/39	258,842	259,894
FNMA, Series 2013-83-A	3.500%	09/25/39	1,115,016	1,121,721
FNMA, Series 2009-94-DA	4.500%	10/25/39	705,686	727,749
FNMA, Series 2010-135-EA	3.000%	01/25/40	510,024	503,012

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 12.3% (Continued)
FNMA, Series 2010-109-N	3.000%	10/25/40	$499,511	$489,301
FNMA, Series 2012-102-PA	4.500%	03/25/41	217,272	219,184
FNMA, Series 2015-55-QA	3.500%	10/25/42	709,517	706,367
FNMA, Series 2012-136-PD	2.500%	11/25/42	1,222,726	1,189,815
FNMA, Series 2014-80-KA	2.000%	03/25/44	350,213	318,164
FNMA, Series 2015-27-MB	2.000%	10/25/44	1,288,439	1,205,394
				17,439,251
Government National Mortgage Association - 4.7%
GNMA, Pool #GN615735	5.000%	07/15/23	140,363	148,753
GNMA, Series 2010-90-LJ	3.000%	10/16/37	290,672	290,463
GNMA, Series 2012-3-LA	3.500%	03/20/38	488,162	488,876
GNMA, Series 2011-82-EH	2.000%	09/20/38	141,694	140,535
GNMA, Series 2010-10-NH	4.000%	12/20/38	97,941	99,049
GNMA, Series 2010-53-PA	4.000%	04/20/39	282,254	285,413
GNMA, Series 2010-115-HW	3.500%	05/20/39	103,954	103,248
GNMA, Series 2011-26-PA	4.000%	07/20/40	721,771	735,522
GNMA, Series 2012-10-LD	3.000%	07/20/40	364,215	361,099
GNMA, Series 2010-144PA	3.000%	09/16/40	471,986	471,055
GNMA, Series 11-138-PJ	2.500%	06/20/41	457,739	448,441
GNMA, Series 2015-18-PA	3.000%	04/20/43	854,564	845,753
GNMA, Series 2014-184-ED	3.000%	12/20/43	669,504	665,176
GNMA, Series 2018-118-A (a)	2.900%	08/16/60	1,594,965	1,556,857
				6,640,240
Small Business Administration - 0.1%
SBA, Series 2002-20K (a)	5.080%	11/01/22	57,890	58,839
SBA, Series 2007-20K-1	5.510%	11/01/27	77,533	81,545
				140,384

Total Mortgage-Backed Securities (Cost $64,698,366)				$64,034,744

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 1.9%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.250%	09/02/20	$835,000	$822,450
Contra Costa County, California, Redevelopment Agency, Tax Allocation, Series B	1.750%	08/01/20	750,000	731,340
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	1,120,000	1,122,721
Total Municipal Bonds (Cost $2,704,039)				$2,676,511

ASSET-BACKED SECURITIES - 3.3%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 15-1A A2II	3.980%	02/20/45	$1,304,188	$1,308,974
Flagship Credit Auto Trust, 144A, Series 2016-3	2.720%	07/15/22	2,000,000	1,977,367
SBA Tower Trust, 144A, Series 2016-1	2.877%	07/10/46	1,489,000	1,453,028
Total Asset-Backed Securities (Cost $4,785,213)				$4,739,369

CORPORATE BONDS - 40.8%	Coupon	Maturity	Par Value	Value
Communication Services - 3.1%
American Tower Corporation	2.800%	06/01/20	$1,011,000	$999,145
AT&T, Inc.	5.200%	03/15/20	1,025,000	1,048,083
Interpublic Group of Companies, Inc. (The)	3.500%	10/01/20	1,110,000	1,107,228
Sprint Spectrum Company, L.P., 144A	3.360%	03/20/23	1,237,500	1,223,578
				4,378,034
Consumer Discretionary - 2.1%
Choice Hotels International, Inc.	5.700%	08/28/20	1,030,000	1,058,531
D.R. Horton, Inc.	4.000%	02/15/20	750,000	750,825
Hyatt Hotels Corporation	5.375%	08/15/21	1,062,000	1,104,191
International Game Technology	5.500%	06/15/20	110,000	110,825
				3,024,372
Consumer Staples - 1.7%
Constellation Brands, Inc.	2.250%	11/06/20	1,225,000	1,192,914
Procter & Gamble Company (The)	9.360%	01/01/21	1,086,579	1,153,083
				2,345,997
Energy - 4.0%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	929,000	924,589
EnLink Midstream Partners, L.P.	2.700%	04/01/19	900,000	893,204
EQT Corporation	4.875%	11/15/21	1,025,000	1,035,754
Kinder Morgan, Inc.	5.300%	09/15/20	1,045,000	1,070,233

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.8% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 4.0% (Continued)
Magellan Midstream Partners, L.P.	4.250%	02/01/21	$1,085,000	$1,094,271
Newfield Exploration Company	5.750%	01/30/22	625,000	638,281
				5,656,332
Financials - 13.9%
Ally Financial, Inc.	4.125%	03/30/20	655,000	653,362
Ameriprise Financial, Inc.	5.300%	03/15/20	1,170,000	1,199,367
Ares Capital Corporation	3.875%	01/15/20	1,210,000	1,214,008
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	455,000	471,996
Aviation Capital Group Corporation, 144A	7.125%	10/15/20	1,595,000	1,677,751
Bank of America Corporation	2.151%	11/09/20	1,000,000	976,621
Bank One Corporation	8.530%	03/01/19	450,000	455,712
Barclays Bank plc	2.650%	01/11/21	1,000,000	973,099
Citizens Bank, N.A.	2.250%	10/30/20	545,000	530,313
Crown Castle International Corporation	3.400%	02/15/21	1,070,000	1,060,348
Discover Financial Services	10.250%	07/15/19	1,040,000	1,080,477
Fidelity National Information Services, Inc.	3.625%	10/15/20	1,000,000	999,170
First Horizon National Corporation	3.500%	12/15/20	720,000	716,134
FS Investment Corporation	4.250%	01/15/20	750,000	750,098
Goldman Sachs Group, Inc.	5.250%	07/27/21	1,000,000	1,032,025
Huntington National Bank	3.250%	05/14/21	1,000,000	991,740
JPMorgan Chase & Company	2.550%	10/29/20	500,000	491,032
KKR Group Finance Company, 144A	6.375%	09/29/20	715,000	749,902
Morgan Stanley	5.750%	01/25/21	1,250,000	1,301,143
Protective Life Corporation	7.375%	10/15/19	1,250,000	1,292,731
SVB Financial Group	5.375%	09/15/20	1,057,000	1,090,314
				19,707,343
Health Care - 4.2%
Allergan Funding SCS	3.000%	03/12/20	750,000	745,107
Celgene Corporation	2.875%	02/19/21	1,170,000	1,148,367
CVS Health Corporation	3.350%	03/09/21	395,000	391,478
Fresenius Medical Care U.S. Finance II, Inc., 144A	5.625%	07/31/19	535,000	541,784
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.125%	10/15/20	500,000	501,065
HCA Healthcare, Inc.	6.500%	02/15/20	780,000	801,450
Humana, Inc.	2.500%	12/15/20	1,079,000	1,054,529
McKesson Corporation	3.650%	11/30/20	810,000	809,182
				5,992,962
Industrials - 5.3%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	400,000	401,500

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 5.3% (Continued)
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	$123,175	$125,484
America West Airlines Pass-Through Certificates, Series 2000-1	8.057%	07/02/20	25,184	26,544
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	1,262,999	1,278,786
Burlington Northern Santa Fe, LLC	4.100%	06/01/21	250,000	254,521
Continental Airlines Pass-Through Certificates, Series 1999-1A	6.545%	08/02/20	32,384	32,559
Continental Airlines Pass-Through Certificates, Series 2000-1	8.048%	11/01/20	57,182	59,567
Continental Airlines Pass-Through Certificates, Series 2009-2A	7.250%	05/10/21	888,709	913,326
Continental Airlines Pass-Through Certificates, Series 2000-2A1	7.707%	10/02/22	544,365	569,569
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	76,023	80,964
Delta Air Lines Pass-Through Certificates, Series 2009-1A	7.750%	12/17/19	617,991	640,661
Roper Technologies, Inc.	2.800%	12/15/21	1,240,000	1,208,044
Ryder Systems, Inc.	2.875%	09/01/20	1,100,000	1,090,670
US Airways, Inc. Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	780,100	816,609
				7,498,804
Information Technology - 3.2%
Analog Devices, Inc.	2.950%	01/12/21	820,000	810,878
Autodesk, Inc.	3.125%	06/15/20	1,025,000	1,018,935
Baidu, Inc.	3.000%	06/30/20	765,000	758,376
Broadcom Corporation	2.375%	01/15/20	1,000,000	986,741
Dell, Inc.	4.420%	06/15/21	1,040,000	1,040,514
				4,615,444
Materials - 1.4%
E.I. du Pont de Nemours and Company	2.200%	05/01/20	400,000	396,376
Incitec Pivot Finance, LLC, 144A	6.000%	12/10/19	1,160,000	1,186,392
Packaging Corporation of America	2.450%	12/15/20	375,000	366,440
				1,949,208
Real Estate - 1.1%
American Campus Communities, Inc.	3.350%	10/01/20	665,000	661,118
Digital Realty Trust, L.P.	5.875%	02/01/20	937,000	957,069
				1,618,187

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.8% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 0.8%
NextEra Energy Capital Holdings, Inc.	3.342%	09/01/20	$1,125,000	$1,119,127

Total Corporate Bonds (Cost $58,585,909)				$57,905,810

MONEY MARKET FUNDS - 3.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.13% (c) (Cost $4,271,524)	4,271,524	$4,271,524

Total Investments at Value - 100.3% (Cost $143,891,255)		$142,461,368

Liabilities in Excess of Other Assets - (0.3%)		(377,877)

Net Assets - 100.0%		$142,083,491

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $18,899,396 as of November 30, 2018, representing 13.3% of net assets (Note 6).
LIBOR -	London Interbank Offered Rate.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
COF 11 -	Cost of funds for the 11th District of San Francisco.
1YCMT -	Weekly average yield on U.S. Treasury note adjusted to constant maturity of 1 year.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step coupon. Rate shown is the coupon in effect as of November 30, 2018.
(c)	The rate shown is the 7-day effective yield as of November 30, 2018.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

CORPORATE BONDS - 95.2%	Coupon	Maturity	Par Value	Value
Communication Services - 16.8%
Altice Financing S.A., 144A	6.625%	02/15/23	$700,000	$691,250
Cablevision Systems Corporation	5.875%	09/15/22	700,000	700,000
CCO Holdings LLC	5.125%	02/15/23	700,000	694,750
Clear Channel Worldwide Holdings, Inc.	6.500%	11/15/22	700,000	706,566
CSC Holdings, LLC, 144A	5.125%	12/15/21	500,000	498,125
Hughes Satellite Systems Corporation	7.625%	06/15/21	700,000	732,165
Radio One, Inc., 144A	7.375%	04/15/22	550,000	536,250
SBA Communications Corporation	4.000%	10/01/22	575,000	554,875
Sirius XM Radio, Inc., 144A	4.625%	05/15/23	700,000	680,050
Sprint Corporation	7.875%	09/15/23	700,000	736,540
Townsquare Media, Inc., 144A	6.500%	04/01/23	700,000	645,750
Tribune Media Company	5.875%	07/15/22	500,000	506,250
				7,682,571
Consumer Discretionary - 17.7%
AMC Entertainment Holdings, Inc.	5.875%	02/15/22	500,000	500,000
APX Group Holdings, Inc.	8.750%	12/01/20	700,000	670,250
AV Homes, Inc.	6.625%	05/15/22	600,000	603,750
Carrols Restaurant Group, Inc.	8.000%	05/01/22	625,000	641,406
Carvana Company, 144A	8.875%	10/01/23	700,000	665,000
Eldorado Resorts, Inc.	7.000%	08/01/23	500,000	522,500
Garda World Security Corporation, 144A	7.250%	11/15/21	625,000	612,500
International Game Technology	6.250%	02/15/22	600,000	618,000
Intrepid Aviation Group Holdings, 144A	8.500%	08/15/21	510,000	511,275
Jack Ohio Finance, LLC, 144A	10.250%	11/15/22	600,000	648,000
MGM Resorts International	6.000%	03/15/23	700,000	711,375
Party City Holdings, Inc.	6.125%	08/15/23	700,000	701,750
Rivers Pittsburgh Borrower, L.P., 144A	6.125%	08/15/21	700,000	687,750
				8,093,556
Consumer Staples - 2.8%
B&G Foods, Inc.	4.625%	06/01/21	600,000	589,500
Ingles Markets, Inc.	5.750%	06/15/23	700,000	694,750
				1,284,250
Energy - 14.2%
Chesapeake Energy Corporation	5.750%	03/15/23	700,000	651,000
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	700,000	694,750
Enviva Partners, L.P.	8.500%	11/02/21	700,000	721,000
Genesis Energy, L.P.	6.000%	05/15/23	600,000	564,750
Newfield Exploration Company	5.750%	01/30/22	500,000	510,625
Oasis Petroleum, Inc.	6.875%	01/15/23	700,000	689,500
SemGroup Corporation	5.625%	11/15/23	700,000	651,000
SESI, LLC	7.125%	12/15/21	700,000	661,500

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.2% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 14.2% (Continued)
SM Energy Company	5.000%	01/15/24	$700,000	$650,125
Unit Corporation	6.625%	05/15/21	700,000	675,500
				6,469,750
Financials - 17.2%
Ace Cash Express, Inc., 144A	12.000%	12/15/22	600,000	591,000
Ardonagh Midco 3 plc, 144A	8.625%	07/15/23	600,000	544,500
Credit Acceptance Corporation	7.375%	03/15/23	500,000	513,750
goeasy Ltd., 144A	7.875%	11/01/22	700,000	717,500
Icahn Enterprises, L.P.	6.250%	02/01/22	600,000	609,750
iStar, Inc.	6.000%	04/01/22	500,000	493,275
Jefferies Finance, LLC	6.875%	04/15/22	605,000	603,669
Kennedy-Wilson Holdings, Inc.	5.875%	04/01/24	700,000	664,048
Ladder Capital Finance Holdings, 144A	5.250%	03/15/22	600,000	594,000
NewMark Group, Inc., 144A	6.125%	11/15/23	700,000	687,874
Oxford Finance, LLC, 144A	6.375%	12/15/22	600,000	595,500
Park Aerospace Holdings Ltd., 144A	4.500%	03/15/23	500,000	486,250
Prime Securities Service Borrower, LLC, 144A	9.250%	05/15/23	700,000	742,000
				7,843,116
Health Care - 10.8%
Acadia Healthcare Company, Inc.	6.500%	03/01/24	700,000	686,000
Halyard Health, Inc.	6.250%	10/15/22	500,000	506,250
HCA Holdings, Inc.	5.875%	05/01/23	500,000	517,500
Horizon Pharma, Inc.	6.625%	05/01/23	700,000	694,750
Kinetic Concepts, Inc., 144A	12.500%	11/01/21	705,000	754,350
Select Medical Corporation	6.375%	06/01/21	550,000	553,960
Tenet Healthcare Corporation	8.125%	04/01/22	700,000	728,000
Universal Hospital Services, Inc.	7.625%	08/15/20	500,000	500,000
				4,940,810
Industrials - 5.2%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	505,000	506,894
DynCorp International, Inc. (a)	11.875%	11/30/20	499,562	518,296
GFL Environmental, Inc., 144A	5.625%	05/01/22	700,000	656,250
XPO Logistics, Inc., 144A	6.125%	09/01/23	700,000	704,375
				2,385,815
Information Technology - 1.6%
Exela Intermediate, LLC, 144A	10.000%	07/15/23	700,000	707,000

Materials - 8.9%
Berry Plastics Holding Corporation	5.125%	07/15/23	700,000	693,438
Cascades, Inc., 144A	5.750%	07/15/23	700,000	682,500

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.2% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 8.9% (Continued)
First Quantum Minerals Ltd., 144A	7.250%	04/01/23	$700,000	$647,500
Mercer International, Inc.	7.750%	12/01/22	137,000	141,795
Northwest Acquisitions ULC/Dominion Finco, Inc., 144A	7.125%	11/01/22	700,000	693,000
OI European Group BV, 144A	4.000%	03/15/23	700,000	654,500
Summit Materials, LLC	6.125%	07/15/23	550,000	544,483
				4,057,216

Total Corporate Bonds (Cost $44,308,442)				$43,464,084

MONEY MARKET FUNDS - 3.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.13% (b) (Cost $1,790,483)	1,790,483	$1,790,483

Total Investments at Value - 99.1% (Cost $46,098,925)		$45,254,567

Other Assets in Excess of Liabilities - 0.9%		407,428

Net Assets - 100.0%		$45,661,995

144A-	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $17,140,943 as of November 30, 2018, representing 37.5% of net assets (Note 6).

(a)	Payment-in-kind bond.
(b)	The rate shown is the 7-day effective yield as of November 30, 2018.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

November 30, 2018 (Unaudited)

1. Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2018:

First Western Fixed Income Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$7,370,892	$-	$7,370,892
U.S. Government Agency Obligations	-	1,847,052	-	1,847,052
Mortgage-Backed Securities	-	24,086,692	-	24,086,692
Municipal Bonds	-	824,023	-	824,023
Asset-Backed Securities	-	1,314,810	-	1,314,810
Corporate Bonds	-	20,381,826	-	20,381,826
Money Market Funds	1,303,284	-	-	1,303,284
Total	$1,303,284	$55,825,295	$-	$57,128,579

First Western Short Duration Bond Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$8,534,603	$-	$8,534,603
U.S. Government Agency Obligations	-	298,807	-	298,807
Mortgage-Backed Securities	-	64,034,744	-	64,034,744
Municipal Bonds	-	2,676,511	-	2,676,511
Asset-Backed Securities	-	4,739,369	-	4,739,369
Corporate Bonds	-	57,905,810	-	57,905,810
Money Market Funds	4,271,524	-	-	4,271,524
Total	$4,271,524	$138,189,844	$-	$142,461,368

First Western Short Duration High Yield Credit Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$43,464,084	$-	$43,464,084
Money Market Funds	1,790,483	-	-	1,790,483
Total	$1,790,483	$43,464,084	$-	$45,254,567

As of November 30, 2018, the Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of November 30, 2018:

			First Western
	First Western	First Western	Short Duration
	Fixed Income	Short Duration	High Yield
	Fund	Bond Fund	Credit Fund

Cost of portfolio investments	$58,152,747	$143,892,517	$46,102,150

Gross unrealized appreciation	$320,025	$199,984	$102,805
Gross unrealized depreciation	(1,344,193)	(1,631,133)	(950,388)

Net unrealized depreciation	$(1,024,168)	$(1,431,149)	$(847,583)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a Fund that does not concentrate in mortgage-backed securities. As of November 30, 2018, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 42.0% and 45.1%, respectively, of the value of their net assets invested in mortgage-backed securities.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

6. Risks Associated with Rule 144A Securities

Rule 144A securities are restricted securities that are exempt from registration under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of November 30, 2018, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund had 13.7%, 13.3% and 37.5%, respectively, of the value of their net assets invested in Rule 144A securities.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President

Date	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President

Date	January 28, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 28, 2019

*	Print the name and title of each signing officer under his or her signature.